Investments - Schedule of Financial Information of Unconsolidated Entity (Details) - Unconsolidated [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Current assets	$ 87,473
Noncurrent assets	156,615
Current liabilities	273,678
Noncurrent liabilities
Net sales	645,107
Gross profit	18,116
Loss from operations	(188,279)
Net income (loss)	$ (187,758)